Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

T-Mobile USA, Inc. (the “Company”)

Barclays Capital Inc.

(together, the “Specified Parties”)

Re: T-Mobile US Trust 2026-2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ABSS_STAT_Data_20260615.txt” (the “Data File”) provided by the Company on July 7, 2026, containing information on 1,696,406 equipment installment plan sales contracts (the “Receivables”) as of June 15, 2026 (the “Cutoff Date”), which we were informed are representative of the Receivables intended to be included as collateral in the offering by T-Mobile US Trust 2026-2. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and number of Original Tenure months were within $1.00, 0.1%, and 2 months, respectively.

•

The term “EIP Contract” means the equipment installment plan (“EIP”) sales contract provided by the Company for each Selected Receivable (defined below). The EIP Contract was represented by the Company to be a copy of the original EIP Contract and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the EIP Contract, the execution of the EIP Contract by the borrower, or the electronic records contained within the Company’s servicing system.

•

The term “Sample Selection File” means an electronic data file entitled “20260615_TMUST2026-2_Pool_Samples.txt” provided by the Company on June 16, 2026, containing information on equipment identifier and account receivable for 1,696,406 Receivables as of June 15, 2026.

•

The term “FICO Schedule” means an electronic data file entitled “STATPOOL_Samples_FICO_ 20260615_Validation.xlsx” provided by the Company on July 7, 2026, containing credit report scores for each Selected Receivable.

•

The term “Account Information Schedule” means an electronic data file entitled “STATPOOL_ Samples_CHANNEL_INSURANCE_LAST_PAYMENT_METHOD_20260615_Validation.xlsx” provided by the Company on July 7, 2026, containing information on equipment identifier, account type, account start date, state, account receivable, sales channel, last payment method, insurance indicator, first payment, and EIP start date for each Selected Receivable.

•

The term “Multi-Equipment Schedule” means an electronic data file entitled “STATPOOL_Samples_ Multiple_Device_Tracing_DownPayment_20260615.xlsx” provided by the Company on July 17, 2026, containing information on total financed amount, down payment and monthly payment amounts for Selected Receivables with multiple equipment.

•

The term “Promotions Schedule” means an electronic data file entitled “STATPOOL_Samples_ Supporting_File_20260615_Validation.xlsx” provided by the Company on July 7, 2026, containing information on promotions applicable to each Selected Receivable.

•	The term “Insurance Indicator Support” means electronic mail correspondence provided by the Company on July 17, 2026, containing information on insurance indicator for Selected Receivable #139.

•	The term “Source Documents” means the EIP Contract, FICO Schedule, Account Information Schedule, Multi-Equipment Schedule, Promotions Schedule, and Insurance Indicator Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Sample Selection File, Source Documents and Instructions.

The procedures we were instructed by the Company to perform are as follows:

A.

We randomly selected a sample of 250 Receivables from the Sample Selection File (the “Selected Receivables”) using a random sampling tool. A listing of the Selected Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from Sample Selection File.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents listed below in the Provided Information column, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority, with the highest priority source listed first.

Attribute	Provided Information

Equipment Identifier (EIP_EQUIP_ID)	Account Information Schedule

Account Type (ACCT_TYP_CD)	Account Information Schedule

Account Start Date (STRT_SRVC_DT)	Account Information Schedule

State (STATE_CD)	Account Information Schedule

Attribute	Provided Information

Account Receivable (AR_BALANCE)	Account Information Schedule, Promotions Schedule

Sales Channel (CHANNEL)	Account Information Schedule

Last Payment Method (LATEST_PYMT_MTHD)	Account Information Schedule

Insurance Indicator (INSURANCE_SOC)	Account Information Schedule, Insurance Indicator Support

First Payment Made (FIRST_PYMT_MADE)	Account Information Schedule, Instructions

FICO Score (FICO_SCORE)	FICO Schedule

EIP Start Date (PLAN_STRT_DT)	EIP Contract, Account Information Schedule

Financed Amount (FA)	EIP Contract, Multi-Equipment Schedule, Promotions Schedule, Instructions

Total Financed Amount (TFA)	EIP Contract, Multi-Equipment Schedule, Instructions

Monthly Payment (MNTHLY_PYMT)	EIP Contract, Multi-Equipment Schedule, Instructions

Down Payment (DPYMT)	EIP Contract, Multi-Equipment Schedule, Instructions

Original Tenure (CAL_MTH_TENURE)	Instructions

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

July 29, 2026

Exhibit A

Instructions

Number	Attribute(s)	Instructions
1.	First Payment Made (FIRST_PYMT_MADE)	For Selected Receivables for which First Payment Made is not included in the Account Information Schedule, consider the attribute to be in agreement if Data File value is 0.
2.	Financed Amount (FA)	Recompute as the difference between Total Financed Amount and Initial Payment Amount. Recompute Initial Payment Amount as the difference between FIRST_INSTLLMNT_AMT and PROMO_INIT_BAL_AMT in the Promotions Schedule.
3.	Total Financed Amount (TFA), Monthly Payment (MNTHLY_PYMT), Down Payment (DPYMT)

For Selected Receivables related to single equipment, consider EIP Contract as Provided Information.

For Selected Receivables related to multiple equipment, consider Multi-Equipment Schedule as Provided Information.

4.	Original Tenure (CAL_MTH_TENURE)	Recompute as the difference (in months) between Account Start Date and EIP Start Date.

A-1

Exhibit B

The Selected Receivables

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
1	1168383***	43	1178119***	85	1172020***
2	1151459***	44	1174512***	86	1175759***
3	1178296***	45	1172074***	87	1170764***
4	1152708***	46	1177676***	88	1176089***
5	1174545***	47	1176514***	89	1176161***
6	1178387***	48	1173503***	90	1174057***
7	1170285***	49	1158030***	91	1136580***
8	1151242***	50	1178452***	92	1161501***
9	1178670***	51	1167900***	93	1161113***
10	1174547***	52	1174186***	94	1171999***
11	1176912***	53	1175223***	95	1132276***
12	1177053***	54	1174326***	96	1177482***
13	1151078***	55	1176801***	97	1135998***
14	1148610***	56	1170206***	98	1149739***
15	1177603***	57	1166993***	99	1165767***
16	1133078***	58	1177613***	100	1175013***
17	1172644***	59	1140735***	101	1172293***
18	1171567***	60	1145574***	102	1176823***
19	1152390***	61	1178180***	103	1172148***
20	1132031***	62	1146944***	104	1160227***
21	1169562***	63	1175471***	105	1172592***
22	1176186***	64	1147171***	106	1170924***
23	1178138***	65	1169349***	107	1174805***
24	1178261***	66	1170215***	108	1152061***
25	1164844***	67	1166896***	109	1145881***
26	1164432***	68	1170886***	110	1177571***
27	1172576***	69	1166193***	111	1164507***
28	1170955***	70	1154526***	112	1176713***
29	1140020***	71	1174607***	113	1174553***
30	1149886***	72	1177935***	114	1158245***
31	1144111***	73	1176459***	115	1161920***
32	1176723***	74	1178355***	116	1176152***
33	1166755***	75	1133773***	117	1171545***
34	1174906***	76	1173550***	118	1172115***
35	1140191***	77	1131720***	119	1164840***
36	1173033***	78	1178211***	120	1174450***
37	1137027***	79	1148898***	121	1142477***
38	1132079***	80	1163976***	122	1172488***
39	1174667***	81	1159422***	123	1168499***
40	1169450***	82	1163719***	124	1172914***
41	1169391***	83	1175376***	125	1168782***
42	1161968***	84	1164410***	126	1178571***

B-1

Exhibit B

The Selected Receivables

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
127	1175969***	169	1175462***	211	1173813***
128	1171646***	170	1166085***	212	1167252***
129	1164950***	171	1171363***	213	1175174***
130	1177653***	172	1162025***	214	1177430***
131	1176346***	173	1177192***	215	1168814***
132	1131397***	174	1178711***	216	1170253***
133	1172613***	175	1172694***	217	1175356***
134	1157243***	176	1173772***	218	1171806***
135	1174049***	177	1174971***	219	1177392***
136	1178095***	178	1175216***	220	1174055***
137	1170628***	179	1143141***	221	1158445***
138	1141705***	180	1167290***	222	1177977***
139	1174057***	181	1138655***	223	1128498***
140	1159346***	182	1170811***	224	1163056***
141	1174649***	183	1166119***	225	1169766***
142	1172978***	184	1177388***	226	1158375***
143	1178521***	185	1152389***	227	1172298***
144	1151472***	186	1172351***	228	1167801***
145	1158579***	187	1177267***	229	1140644***
146	1178259***	188	1175665***	230	1166678***
147	1174235***	189	1176873***	231	1177392***
148	1178492***	190	1144896***	232	1173589***
149	1170317***	191	1176100***	233	1169315***
150	1164332***	192	1175676***	234	1171344***
151	1161749***	193	1171153***	235	1167623***
152	1171403***	194	1176009***	236	1171123***
153	1160545***	195	1173513***	237	1172461***
154	1174771***	196	1171175***	238	1173578***
155	1173078***	197	1177858***	239	1152030***
156	1168359***	198	1137830***	240	1176334***
157	1161166***	199	1175537***	241	1170076***
158	1174355***	200	1176939***	242	1165790***
159	1175365***	201	1160725***	243	1172274***
160	1161517***	202	1164396***	244	1175978***
161	1167112***	203	1148852***	245	1153196***
162	1171137***	204	1174298***	246	1169632***
163	1166888***	205	1136978***	247	1176675***
164	1169474***	206	1176010***	248	1178443***
165	1175877***	207	1175971***	249	1178270***
166	1170825***	208	1168755***	250	1176080***
167	1172642***	209	1178552***
168	1177503***	210	1175437***

B-2